FINANCIAL RESULT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RESULT
Finance income	€ 19,685	€ 5,758	€ 3,360
thereof fair value changes		1,669	124
thereof interest income and similar proceeds	3,883	4,089	3,236
thereof gain from loan extinguishment	15,802
Finance expenses	(10,091)	(17,746)	(18,014)
thereof interest portion of lease payments	(103)	(68)	(49)
thereof interest expense	(9,988)	(17,678)	(17,965)
Financial result	€ 9,594	€ (11,988)	€ (14,654)